Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments And Other Current Assets
Schedule of prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of December 31, 2025	As of December 31, 2024
	US$	US$
Prepaid expenses	$842,514	$267,961
Prepaid taxes	30,876	3,488
Security deposits	25,652	28,198
Prepayments and other current assets	$899,042	$299,647